UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22844

Exact name of registrant as specified in charter:
Oppenheimer Senior Floating Rate Plus Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2016-06/30/2017

Item 1.

FORM N-PX

ICA File Number:  811-22844

Registrant Name:  Oppenheimer Senior Floating Rate Plus Fund

Reporting Period:  07/01/2016 - 06/30/2017

Oppenheimer Senior Floating Rate Plus Fund

ARCH COAL, INC. Meeting Date: MAY 04, 2017 Record Date: MAR 08, 2017 Meeting Type: ANNUAL
Ticker: ARCH Security ID: 039380407
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Patrick J. Bartels, Jr.	Management	For	For
1b	Elect Director James N. Chapman	Management	For	For
1c	Elect Director John W. Eaves	Management	For	For
1d	Elect Director Sherman K. Edmiston, III	Management	For	For
1e	Elect Director Patrick A. Kriegshauser	Management	For	For
1f	Elect Director Richard A. Navarre	Management	For	For
1g	Elect Director Scott D. Vogel	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify Ernst & Young LLP as Auditors	Management	For	For

MEDIA GENERAL, INC. Meeting Date: JUL 21, 2016 Record Date: MAY 31, 2016 Meeting Type: ANNUAL
Ticker: MEG Security ID: 58441K100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Diana F. Cantor	Management	For	For
1.2	Elect Director Royal W. Carson, III	Management	For	For
1.3	Elect Director H.C. Charles Diao	Management	For	For
1.4	Elect Director Dennis J. FitzSimons	Management	For	For
1.5	Elect Director Soohyung Kim	Management	For	For
1.6	Elect Director Douglas W. McCormick	Management	For	Withhold
1.7	Elect Director John R. Muse	Management	For	For
1.8	Elect Director Wyndham Robertson	Management	For	For
1.9	Elect Director Vincent L. Sadusky	Management	For	For
1.10	Elect Director Thomas J. Sullivan	Management	For	For
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against

NEXSTAR MEDIA GROUP, INC. Meeting Date: JUN 08, 2017 Record Date: APR 25, 2017 Meeting Type: ANNUAL
Ticker: NXST Security ID: 65336K103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Dennis A. Miller	Management	For	For
1.2	Elect Director John R. Muse	Management	For	For
1.3	Elect Director I. Martin Pompadur	Management	For	For
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	Two Years	One Year

THE ONEIDA GROUP, INC. Meeting Date: MAY 09, 2017 Record Date: Meeting Type: ANNUAL
Ticker: EVRWQ Security ID: 300439205
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Mark Eichhorn	Management	For	For
1.2	Elect Director Rick Heller	Management	For	For
1.3	Elect Director Joan Lewis	Management	For	For
1.4	Elect Director David Weinstein	Management	For	For
2	Ratify RSM US, LLP as Auditors	Management	For	For
3	Other Business	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Senior Floating Rate Plus Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 29, 2017

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact